UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21539

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                      Date of fiscal year end: MAY 31, 2005

                   Date of reporting period: FEBRUARY 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON       MATURITY *         VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS ** - 154.5%
      AEROSPACE & DEFENSE - 3.2%
              AEROSPACE & DEFENSE - 3.2%
$   4,000,000 Hexcel Corp. ....................     B2       B+        0.38%-6.25%      3/31/12     $    4,056,668
    2,059,977 K&F Industries, Inc. ............     B2       B+        5.12%-7.00%     11/18/12          2,093,452
    2,732,484 MRO Acquisition Corp. ...........     B1       B+           4.92%         8/27/10          2,759,809
    3,323,077 Standard Aero Holdings, Inc. ....     B2       B+        5.17%-5.28%      8/24/12          3,368,769
    3,100,000 Vought Aircraft Industries, Inc.,
                 (Letter of Credit) ...........     Ba3      B+           5.02%        12/22/10          3,142,625
                                                                                                    --------------
              TOTAL AEROSPACE & DEFENSE                                                                 15,421,323
                                                                                                    --------------

      AIR FREIGHT & LOGISTICS - 1.2%
              AIR FREIGHT & LOGISTICS - 1.2%
    5,977,050 United Air Lines, Inc. (g) ......    NR(a)    NR(a)         7.50%         6/30/05          6,026,857
                                                                                                    --------------
              TOTAL AIR FREIGHT & LOGISTICS                                                              6,026,857
                                                                                                    --------------

      AUTO COMPONENTS - 1.7%
              AUTO PARTS & EQUIPMENT - 1.7%
    1,500,000 Environmental Systems Products
                 Holdings Inc. (d) ............    Caa1     NR(a)     12.56%-12.89%    12/12/10          1,545,000
    6,500,000 TRW Automotive Inc. .............     Ba2      BB+          4.38%         6/30/12          6,525,727
                                                                                                    --------------
              TOTAL AUTO COMPONENTS                                                                      8,070,727
                                                                                                    --------------

      BEVERAGES - 0.8%
              DISTILLERS & VINTNERS - 0.4%
    1,883,889 Constellation Brands, Inc. ......     Ba2      BB        4.31%-4.75%     11/30/11          1,910,970
                                                                                                    --------------

              SOFT DRINKS - 0.4%
    2,000,000 Culligan Corp. ..................     B1       B+           5.09%         9/30/11          2,028,334
                                                                                                    --------------
              TOTAL BEVERAGES                                                                            3,939,304
                                                                                                    --------------

      BUILDING PRODUCTS - 3.4%
              BUILDING PRODUCTS - 3.4%
    3,226,563 Headwaters Inc. .................     B1       B+        5.92%-7.75%      4/30/11          3,268,240
    5,000,000 Headwaters Inc. (d) .............     B1       B+       8.17%-10.00%      9/01/12          5,179,165
      970,000 NCI Building Systems, Inc. ......     Ba2      BB           4.75%         6/18/10            982,125
    5,792,133 PGT Industries, Inc. ............    NR(a)    NR(a)      5.71%-5.93%      1/29/10          5,871,775
    1,000,000 South Edge, LLC .................    NR(a)    NR(a)         4.69%        10/31/09          1,008,125
                                                                                                    --------------
              TOTAL BUILDING PRODUCTS                                                                   16,309,430
                                                                                                    --------------

      CHEMICALS - 4.8%
              DIVERSIFIED CHEMICALS - 4.8%
    4,484,754 BCP Crystal US
                 Holdings Corp. (b) ...........     B1       B+           0.75%         1/26/12          4,552,025
      985,000 BCP Crystal US Holdings Corp. ...     B1       B+        5.06%-5.13%      5/17/11          1,003,007
    5,000,000 BCP Crystal US Holdings Corp. ...     B1       B+        5.06%-5.13%      4/06/09          5,075,000
    1,616,786 BCP Crystal US Holdings Corp. ...     B1       B+        5.06%-5.13%      1/26/12          1,648,869
    6,000,000 Brenntag Holding GmbH
                 & Company KG .................     B1       BB-          5.88%        12/09/11          6,090,000
    5,000,000 Rockwood Specialties
                 Group, Inc. ..................     B1       B+           4.95%        12/10/12          5,078,570
                                                                                                    --------------
              TOTAL CHEMICALS                                                                           23,447,471
                                                                                                    --------------

             See Notes to Quarterly Portfolio of Investments              Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON       MATURITY *         VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      COMMERCIAL SERVICES & SUPPLIES - 9.3%
              DIVERSIFIED COMMERCIAL SERVICES - 2.7%
$   2,942,857 Allied Security Holdings LLC ....     B2       B+           6.81%         6/30/10     $    2,987,000
    3,000,000 N.E.W. Customer Service
                 Companies, Inc. ..............    NR(a)    NR(a)      6.00%-6.25%      8/17/09          3,022,500
    3,979,987 SecurityCo, Inc. ................    NR(a)      B           6.44%         6/28/10          4,019,788
    2,481,250 United Rentals, Inc. ............     Ba3      BB           4.92%         2/14/11          2,521,570
      500,000 United Rentals, Inc.,
                 (Letter of Credit) ...........     Ba3      BB           4.65%         2/14/11            508,125
                                                                                                    --------------
                                                                                                        13,058,983
                                                                                                    --------------

              ENVIRONMENTAL SERVICES - 2.2%
    2,956,522 Duratek, Inc. ...................     B1       BB-       5.38%-6.00%     12/16/09          2,952,826
    2,000,000 Envirocare of Utah, LLC .........    NR(a)    NR(a)         5.79%         1/31/10          2,032,500
      331,493 EnviroSolutions Holdings,
                 Inc. (b) .....................    NR(a)    NR(a)      2.00%-7.06%      3/01/09            330,664
    5,362,153 EnviroSolutions Holdings, Inc. ..    NR(a)    NR(a)         7.06%         3/01/09          5,348,748
                                                                                                    --------------
                                                                                                        10,664,738
                                                                                                    --------------

              OFFICE SERVICES & SUPPLIES - 4.4%
    3,256,555 Infrasource Inc. ................     Ba3      BB-          5.56%         9/30/10          3,272,837
    5,952,311 Monitronics International, Inc. .     B1       B+        7.04%-7.09%      8/26/09          6,011,835
    5,966,667 Pike Electric, Inc. .............    NR(a)    NR(a)         4.88%         7/01/12          6,055,208
    4,950,000 Quanta Services Inc. ............     Ba3      BB-          5.51%         6/19/08          5,011,875
    1,000,000 TRM Corp. .......................     B2       B+           6.46%        11/19/10          1,008,750
                                                                                                    --------------
                                                                                                        21,360,505
                                                                                                    --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      45,084,226
                                                                                                    --------------


      CONTAINERS & PACKAGING - 4.9%
              METAL & GLASS CONTAINERS - 1.9%
      868,000 BWAY Corp. ......................     B1       B+        4.88%-5.00%      6/30/11            880,658
    1,250,000 International Mill Service Inc. .     B1       B+           5.17%        12/31/10          1,268,750
    4,906,925 Owens-Illinois Group, Inc. ......     B1       BB-          5.53%         4/01/07          4,984,209
    2,138,940 Owens-Illinois Group, Inc. ......     B1       BB-       5.37%-5.45%      4/01/08          2,175,440
                                                                                                    --------------
                                                                                                         9,309,057
                                                                                                    --------------

              PAPER PACKAGING - 3.0%
    4,155,773 Boise Cascade, LLC ..............     Ba3      BB           4.94%        10/28/11          4,230,057
    4,000,000 Graham Packaging Holdings
                 Company ......................     B2        B        5.00%-5.13%     10/07/11          4,070,000
    6,000,000 Graham Packaging Holdings
                 Company (d) ..................     B3      CCC+          6.81%         4/07/12          6,184,998
                                                                                                    --------------
                                                                                                        14,485,055
                                                                                                    --------------
              TOTAL CONTINERS & PACKAGING                                                               23,794,112
                                                                                                    --------------


      DIVERSIFIED CONSUMER SERVICES - 0.3%
              SPECIALIZED CONSUMER SERVICES - 0.3%
    1,662,822 Coinstar, Inc. ..................     Ba3      BB-          4.59%         7/01/11          1,687,764
                                                                                                    --------------
              TOTAL DIVERSIFIED CONSUMER SERVICES                                                        1,687,764
                                                                                                    --------------








Page 2       See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON       MATURITY *         VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      DIVERSIFIED FINANCIAL SERVICES - 1.9%
              SPECIALIZED FINANCE - 1.9%
$   8,882,500 Refco Finance Holdings LLC ......     B1       BB-          5.37%         8/05/11     $    8,991,311
                                                                                                    --------------
              TOTAL DIVERSIFIED FINANCIAL SERVICES                                                       8,991,311
                                                                                                    --------------

      DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
              INTEGRATED TELECOMMUNICATION SERVICES - 1.7%
    8,000,000 NTL Investment Holdings Ltd. ....     B1       BB-          5.20%         5/10/12          8,120,000
                                                                                                    --------------
              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               8,120,000
                                                                                                    --------------

      ELECTRIC UTILITIES - 9.3%
              ELECTRIC UTILITIES - 9.3%
    7,923,697 Allegheny Energy Supply Inc. ....     Ba3      BB-       4.76%-5.15%      3/08/11          8,080,190
    6,000,000 Astoria Energy LLC ..............     Ba3      B+        6.86%-7.81%      4/16/12          6,120,000
      992,500 Cogentrix Delaware
                 Holdings, Inc. ...............     Ba2      BB+          4.92%         2/25/09            992,500
   13,074,478 Midwest Generation, LLC .........     Ba3      B+        5.47%-5.92%      4/27/11         13,248,800
    4,500,000 NRG Energy, Inc. ................     Ba3      BB           4.52%        12/24/11          4,556,250
    3,500,000 NRG Energy, Inc.,
                 (Letter of Credit) ...........     Ba3      BB           4.33%        12/24/11          3,543,750
    2,177,077 Riverside Energy Center, LLC ....     Ba3      BB-          6.98%         6/24/11          2,220,618
    1,546,605 Rocky Mountain Energy
                 Center, LLC ..................     Ba3      BB-          6.98%         6/24/11          1,577,537
      169,917 Rocky Mountain Energy Center,
                 LLC, (Letter of Credit) ......     Ba3      BB-          6.98%         6/24/11            173,315
    1,000,000 Texas Genco, LLC (b) ............     Ba2      BB           4.48%        12/14/11          1,015,694
    3,500,000 Tucson Electric Power Company ...     Ba2      BB+          4.80%         6/30/09          3,529,166
                                                                                                    --------------
              TOTAL ELECTRIC UTILITIES                                                                  45,057,820
                                                                                                    --------------

      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
              ELECTRONIC EQUIPMENT MANUFACTURERS - 0.4%
    1,990,000 VeriFone, Inc. ..................     B1       B+           5.23%         6/30/11          2,014,875
                                                                                                    --------------

              ELECTRONIC MANUFACTURING SERVICES - 0.6%
    2,777,266 Cinram International Inc. .......     Ba3      BB           5.40%         9/30/09          2,832,812
                                                                                                    --------------
              TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                   4,847,687
                                                                                                    --------------

      ENERGY EQUIPMENT & SERVICES - 2.1%
              OIL & GAS EQUIPMENT & SERVICES - 2.1%
    3,000,000 Complete Energy Services, Inc. ..     NR       NR           6.00%         2/08/12          3,022,500
    7,000,000 Ferrell Companies, Inc. .........     NR       NR        6.09%-8.00%     12/17/11          7,105,000
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                         10,127,500
                                                                                                    --------------

      FOOD & STAPLES RETAILING - 3.3%
              DRUG RETAIL - 1.9%
    8,955,000 The Jean Coutu Group (PJC) Inc. .     Ba3      BB-          5.00%         7/30/11          9,111,713
                                                                                                    --------------

              FOOD DISTRIBUTORS - 1.4%
    2,000,000 Dean Foods Company ..............     Ba1     BBB-          3.81%         8/13/09          2,015,000
    1,985,000 Golden State Foods Corp. ........    NR(a)    NR(a)         5.23%         2/25/11          2,017,256
    3,000,000 Nash Finch Company ..............     B1       B+           4.88%        11/12/10          3,037,500
                                                                                                    --------------
                                                                                                         7,069,756
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                            16,181,469
                                                                                                    --------------


             See Notes to Quarterly Portfolio of Investments              Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON       MATURITY *         VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      FOOD PRODUCTS - 6.8%
              AGRICULTURAL PRODUCTS - 1.5%
$   7,000,000 Dole Food Company, Inc. (d) .....     B3        B           8.00%         7/22/10     $    7,183,750
                                                                                                    --------------

              PACKAGED FOODS & MEATS - 5.3%
    1,005,000 Atkins Nutritionals Inc. (d) ....    NR(a)    NR(a)        14.25%        11/26/09            639,850
    9,344,982 Keystone Foods Holdings LLC .....    NR(a)    NR(a)      4.44%-4.88%      6/16/11          9,420,911
    3,400,493 Nellson Nutraceutical Inc. ......    NR(a)    NR(a)         9.50%        10/04/09          3,374,989
    8,985,000 OSI Group, LLC ..................    NR(a)    NR(a)         4.81%         9/02/11          9,104,797
    3,000,000 THL Food Products Company (e) ...     B2       B-           6.59%        11/21/11          3,082,500
                                                                                                    --------------
                                                                                                        25,623,047
                                                                                                    --------------
              TOTAL FOOD PRODUCTS                                                                       32,806,797
                                                                                                    --------------

      HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
              HEALTH CARE SUPPLIES - 1.6%
    4,655,821 Advanced Medical Optics, Inc. ...     B1       BB-          4.59%         6/25/09          4,699,469
    3,000,000 HealthCare Partners, LLC ........     B1       BB           6.50%         2/28/11          3,041,250
                                                                                                    --------------
              TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                     7,740,719
                                                                                                    --------------

      HEALTH CARE PROVIDERS & SERVICES - 12.8%
              HEALTH CARE FACILITIES - 0.6%
    3,000,000 Select Medical Corp. ............     B1       BB-          4.63%         1/26/12          3,033,750
                                                                                                    --------------

              HEALTH CARE SERVICES - 9.5%
    4,239,375 Ardent Health Services, Inc. ....     B1       B+           4.80%         8/12/11          4,289,718
    9,975,000 CHS/Community Health
                 Systems, Inc. ................     Ba3      BB-       4.42%-4.64%      8/19/11         10,082,541
    3,478,041 Connecticare Capital LLC ........     B1       NR           8.25%        10/30/09          3,478,040
      997,500 DaVita Inc. .....................     Ba2      BB        4.39%-4.62%      6/30/10            999,495
    4,000,000 Diagnostic Imaging Holdings, Inc.     B2       B+           6.18%        12/31/10          4,030,000
    1,500,000 Sheridan Healthcare, Inc. (d) ...     B2       B-          10.29%         5/09/11          1,545,000
    3,000,000 Spheris Holding Inc. ............     B2       B+           6.59%        11/05/10          3,000,000
    4,742,500 Team Health, Inc. ...............     B1       B+           5.81%         3/23/11          4,754,356
    8,517,820 US Oncology Holdings, Inc. ......     Ba3      B+        4.88%-5.63%      8/20/11          8,624,292
    5,080,100 VWR International, Inc. .........     B2       B+           5.17%         4/07/11          5,165,192
                                                                                                    --------------
                                                                                                        45,968,634
                                                                                                    --------------

              MANAGED HEALTH CARE - 2.7%
    3,668,026 Genesis Healthcare Corp. ........     Ba3      BB-          6.75%        12/01/10          3,668,026
    4,472,513 IASIS Healthcare Corp. ..........     B1       B+           4.81%         6/22/11          4,534,010
    2,985,000 Medcath Holdings Corp. ..........     B2       B+        5.11%-6.75%      6/30/11          3,022,312
    1,995,000 Vanguard Health Systems, Inc. ...     B2        B           5.79%         9/23/11          2,031,784
                                                                                                    --------------
                                                                                                        13,256,132
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    62,258,516
                                                                                                    --------------



Page 4                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON       MATURITY *         VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      HOTELS, RESTAURANTS & LEISURE - 7.6%
              CASINOS & GAMING - 5.1%
$   5,970,000 Boyd Gaming Corp. ...............     Ba2      BB        3.92%-4.53%      6/30/11     $    6,044,625
    4,677,885 Global Cash Access, Inc. ........     B2       B+           5.42%         3/10/10          4,701,274
    8,000,000 Marina District Finance
                 Company, Inc. ................     NR       NR           3.93%        10/20/11          8,076,664
    2,000,000 Pinnacle Entertainment, Inc. (b)      B1       BB-          1.00%         8/27/10          1,997,500
    2,000,000 Seminole Tribe of Florida .......    NR(a)    NR(a)         4.88%         9/30/11          2,015,000
    2,000,000 Wynn Las Vegas, LLC (b) .........     B2       B+        1.00%-4.81%     12/14/11          2,031,250
                                                                                                    --------------
                                                                                                        24,866,313
                                                                                                    --------------

              HOTELS, RESORTS & CRUISE LINES - 1.4%
    1,000,000 CNL Hospitality Partners, LP ....    NR(a)    NR(a)         5.09%        10/13/06          1,018,750
    6,000,000 OpBiz, LLC ......................     B3       B-        5.56%-6.56%      8/31/10          5,953,128
                                                                                                    --------------
                                                                                                         6,971,878
                                                                                                    --------------

              LEISURE FACILITIES - 1.1%
    4,987,500 American Skiing Company .........     NR       NR        7.20%-7.29%     11/24/10          5,031,141
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                       36,869,332
                                                                                                    --------------

      HOUSEHOLD DURABLES - 4.7%
              HOME FURNISHINGS - 1.0%
    2,000,000 Associated Materials Inc. .......     B2       B+        5.00%-5.17%      8/29/10          2,027,500
    3,000,000 Atrium Companies, Inc. ..........     B1        B        5.20%-5.30%     12/28/11          3,039,999
                                                                                                    --------------
                                                                                                         5,067,499
                                                                                                    --------------

              HOMEBUILDING - 1.9%
    1,723,333 Lake at Las Vegas Joint Venture .     B1       B+        5.17%-5.28%     11/01/09          1,747,029
    7,069,167 Lake at Las Vegas
                 Joint Venture (d) ............     B2       B-           8.06%        11/01/10          7,204,662
                                                                                                    --------------
                                                                                                         8,951,691
                                                                                                    --------------

              HOUSEWARES & SPECIALTIES - 1.8%
    4,365,000 Jostens IH Corp. ................     B1       B+           4.81%        10/04/11          4,428,655
      216,325 Prestige Brands, Inc. ...........     B1        B        5.18%-6.75%      4/06/12            219,209
    3,970,000 Prestige Brands, Inc. ...........     B1        B        5.38%-6.75%      4/06/11          4,022,932
                                                                                                    --------------
                                                                                                         8,670,796
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                  22,689,986
                                                                                                    --------------

      INDUSTRIAL CONGLOMERATES- 1.2%
              INDUSTRIAL CONGLOMERATES - 1.2%
    3,000,000 Goodman Global Holdings, Inc. ...     B2       B+           4.81%        12/23/11          3,048,750
    2,985,000 Roller Bearing Corp. ............    NR(a)    NR(a)      6.39%-8.00%     12/17/10          2,985,000
                                                                                                    --------------
              TOTAL INDUSTRIAL CONGLOMERATES                                                             6,033,750
                                                                                                    --------------

      INSURANCE - 1.8%
              LIFE & HEALTH INSURANCE - 1.8%
    7,699,248 Conseco, Inc. ...................     B2       BB-          6.17%         6/22/10          7,833,985
    1,000,000 Pacificare Health Systems, Inc. .     Ba2     BBB-       4.06%-4.25%     12/13/10          1,006,875
                                                                                                    --------------
              TOTAL INSURANCE                                                                            8,840,860
                                                                                                    --------------

             See Notes to Quarterly Portfolio of Investments              Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON       MATURITY *         VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      IT SERVICES - 4.9%
              IT CONSULTING & OTHER SERVICES - 4.9%
$   2,154,600 Alion Science and Technology
                 Corp. ........................     B1       B+        4.92%-5.22%      8/02/09     $    2,165,373
    7,000,000 DynCorp International LLC .......     B2       B+           7.25%         2/11/11          7,102,081
    7,141,093 The Titan Corp. .................     Ba3      BB-       5.37%-7.00%      6/30/09          7,228,129
    5,000,000 The Titan Corp.,
                 (Revolving Credit) (b) .......     Ba3      BB-       1.00%-5.42%      5/23/10          4,975,000
    2,125,000 Wyle Laboratories, Inc. (d) .....    NR(a)     B-           9.25%         7/28/11          2,170,156
                                                                                                    --------------
              TOTAL IT SERVICES                                                                         23,640,739
                                                                                                    --------------

      LEISURE EQUIPMENT & PRODUCTS - 0.8%
              LEISURE PRODUCTS - 0.8%
    4,000,000 Brooklyn Basketball, LLC (e) ....     NR       NR           6.13%         6/16/08          3,990,000
                                                                                                    --------------
              TOTAL LEISURE EQUIPMENT & PRODUCTS                                                         3,990,000
                                                                                                    --------------

      MACHINERY - 2.1%
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.8%
    4,007,500 Ashtead Group PLC ...............     B1       BB-          5.06%        11/12/09          4,064,274
                                                                                                    --------------

              INDUSTRIAL MACHINERY - 1.3%
    5,931,472 Invensys International
                 Holdings Ltd. ................     Ba3      B+           6.09%         9/05/09          6,027,858
                                                                                                    --------------
              TOTAL MACHINERY                                                                           10,092,132
                                                                                                    --------------

      MEDIA - 30.9%
              ADVERTISING - 1.3%
    5,970,000 Adams Outdoor Advertising, LP ...     B1       B+           4.92%        10/15/11          6,062,039
                                                                                                    --------------

              BROADCASTING & CABLE TV - 14.7%
    3,980,000 Bragg Communications, Inc. ......    NR(a)     NR           5.39%         8/31/11          4,039,700
    3,000,000 Cablecom GmbH ...................    NR(a)    NR(a)         5.74%         4/15/12          3,022,500
    3,000,000 Cablecom GmbH ...................    NR(a)    NR(a)         6.09%         4/15/13          3,022,500
   13,380,000 Century Cable Holdings, LLC .....     NR       NR           7.50%         6/30/09         13,301,152
   11,000,000 Charter Communications
                 Operating, LLC ...............     B2        B           5.73%         9/18/07         10,971,642
    3,000,000 Mediacom Illinois, LLC,
                 (Revolving Credit) (b) .......     Ba3      BB-       0.50%-5.75%     10/12/12          2,865,000
    3,266,667 MMC Georgia LLC,
                 (Revolving Credit) (b) .......     Ba3      BB-       0.50%-6.00%      3/31/10          3,144,167
    2,997,500 NEP Supershooters, L.P. .........     B1        B           6.29%         2/03/11          3,051,830
    6,008,886 PanAmSat Corp. ..................     B1       BB+          5.34%         8/20/11          6,100,173
    4,500,000 Rainbow Media Holdings LLC ......     B1       B+           5.69%         3/31/12          4,552,501
    6,500,000 Raycom Media, Inc. ..............     NR       NR           4.56%         4/06/12          6,573,125
    3,000,000 Raycom Media, Inc. ..............     NR       NR           4.38%        10/06/11          3,003,750
    3,731,250 Salem Communications
                 Holding Corp. ................     NR       NR           4.13%         3/31/10          3,768,562
    4,000,000 UPC Distribution Holding B.V. ...     B1        B           5.98%        12/31/11          4,048,572
                                                                                                    --------------
                                                                                                        71,465,174
                                                                                                    --------------


Page 6       See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON       MATURITY *         VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      MEDIA - (CONTINUED)
              MOVIES & ENTERTAINMENT - 5.0%
$   6,982,500 Loews Cineplex
                 Entertainment Corp. ..........     B1        B        4.81%-5.00%      6/30/11     $    7,091,601
    5,985,000 Metro-Goldwyn-Mayer
                 Studios Inc. .................    NR(a)    NR(a)         5.06%         4/30/11          5,983,133
    3,849,395 Regal Cinemas Corp. .............     Ba3      BB-          4.56%        11/10/10          3,902,325
    6,942,406 WMG Acquisition Corp. ...........     B1       B+        4.72%-5.37%      3/01/11          7,046,542
                                                                                                    --------------
                                                                                                        24,023,601
                                                                                                    --------------

              PUBLISHING - 9.9%
    1,000,000 Advertising Directory
                 Solutions, Inc. ..............     B3       B-           4.72%        11/09/11          1,013,125
    4,000,000 Advertising Directory
                 Solutions, Inc. (d) ..........     B3       B-           6.47%         5/09/12          4,110,000
    6,000,000 CBD Media, LLC ..................     B1       NR           5.09%        12/31/09          6,075,000
    5,250,000 Freedom Communications, Inc. ....     Ba3      BB        4.15%-4.59%      5/18/12          5,326,125
    1,990,000 Herald Media, Inc. ..............    NR(a)    NR(a)         5.03%         6/29/11          2,022,338
    2,000,000 Media News Group, Inc. ..........     NR       NR           4.17%        12/30/10          2,010,000
    4,000,000 Newspaper Holdings, Inc. ........     NR       NR           4.31%         8/24/11          3,995,000
    1,990,000 Nexstar Broadcasting, Inc. ......     Ba3      B+           4.31%        12/31/10          1,996,732
    7,861,641 RH Donnelley Inc. ...............     Ba3      BB        4.19%-4.36%      6/30/11          7,973,315
    7,239,685 Transwestern Publishing
                 Company ......................     B1       B+        3.94%-4.94%      2/25/11          7,257,784
    6,201,292 Transwestern Publishing
                 Company (d) ..................     B3       B-        6.67%-7.17%      2/25/12          6,258,139
                                                                                                    --------------
                                                                                                        48,037,558
                                                                                                    --------------
              TOTAL MEDIA                                                                              149,588,372
                                                                                                    --------------

      METALS & MINING - 2.3%
              ALUMINUM - 1.7%
    8,000,000 Novelis Corp. ...................     Ba2      BB-          4.50%         1/07/12          8,119,000
                                                                                                    --------------

              DIVERSIFIED METALS & MINING - 0.6%
    3,000,000 Murray Energy Corp. and
                 Coal Resoruces, Inc. .........    NR(a)    NR(a)         5.94%         1/28/10          3,037,500
                                                                                                    --------------
              TOTAL METALS & MINING                                                                     11,156,500
                                                                                                    --------------

      MULTILINE RETAIL - 1.2%
              GENERAL MERCHANDISE STORES - 1.2%
    5,597,602 Savers, Inc. ....................    NR(a)    NR(a)      6.73%-6.81%      8/04/09          5,632,587
                                                                                                    --------------
              TOTAL MULTILINE RETAIL                                                                     5,632,587
                                                                                                    --------------

      OIL & GAS - 4.6%
              OIL & GAS EXPLORATION & PRODUCTION - 1.7%
    2,000,000 Mainline L.P. ...................     Ba3     NR(a)         4.90%        12/01/11          2,027,500
    3,611,429 Plains Resources Inc. ...........     B1       BB           4.59%         7/23/10          3,654,314
    2,500,000 SemCrude, L.P. ..................     Ba3      NR           6.50%         1/02/11          2,532,813
                                                                                                    --------------
                                                                                                         8,214,627
                                                                                                    --------------



             See Notes to Quarterly Portfolio of Investments              Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON       MATURITY *         VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      OIL & GAS - (CONTINUED)
              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 2.9%
$   1,000,000 Alon USA, Inc. ..................     B2        B          10.00%        12/16/08     $    1,020,000
    8,982,775 El Paso Corp., (Letter of Credit)     B3       B-           5.15%        11/23/09          9,121,729
    3,000,000 Hawkeye Renewables, LLC .........     B2        B           6.01%         1/31/12          3,015,000
    1,000,000 Regency Gas Service LLC .........     B1       B+        5.31%-5.53%      6/01/10          1,017,500
                                                                                                    --------------
                                                                                                        14,174,229
                                                                                                    --------------
              TOTAL OIL & GAS                                                                           22,388,856
                                                                                                    --------------


      PAPER & FOREST PRODUCTS - 1.6%
              FOREST PRODUCTS - 1.2%
    4,000,000 Georgia-Pacific Corp. ...........     Ba3      BB+       3.55%-3.89%      7/02/09          4,003,332
    1,573,428 Koch Cellulose, LLC .............     B1       BB           4.55%         5/07/11          1,597,029
      395,773 Koch Cellulose, LLC,
                 (Letter of Credit) ...........     B1       BB           4.59%         5/07/11            401,710
                                                                                                    --------------
                                                                                                         6,002,071
                                                                                                    --------------

              PAPER PRODUCTS - 0.4%
    1,954,963 Solo Cup Company ................     B1       B+        5.05%-5.09%      2/27/11          1,996,139
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                              7,998,210
                                                                                                    --------------

      PHARMACEUTICALS - 4.0%
              PHARMACEUTICALS - 4.0%
    8,959,987 Accredo Health, Inc. ............     Ba2      BB           4.42%         6/30/11          8,976,787
   10,602,524 Warner Chilcott Corp. ...........     B2        B           5.34%         1/18/12         10,689,995
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                     19,666,782
                                                                                                    --------------

      REAL ESTATE - 5.6%
              REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.6%
    1,943,318 CB Richard Ellis Services, Inc. .     B1       B+        4.06%-6.50%      3/31/10          1,955,464
    7,978,379 General Growth Properties, Inc. .     Ba2      BB+          4.84%        11/12/07          8,048,189
    3,000,000 General Growth Properties, Inc. .     Ba2      BB+          4.84%        11/12/08          3,045,681
    7,000,000 LNR Property Corp. ..............     B2       B+           5.59%         2/03/08          7,099,169
    7,000,000 LNR Property Corp.,
                 (Mezzanine Debt) (f) .........     NR       NR           7.09%         2/03/08          7,052,500
                                                                                                    --------------
              TOTAL REAL ESTATE                                                                         27,201,003
                                                                                                    --------------

      SEMICONDUCTORS &
      SEMICONDUCTOR EQUIPMENT - 1.4%
              SEMICONDUCTORS - 1.4%
    4,000,000 Memec Group Holdings Ltd. (d) ...     B2        B          10.50%         5/05/10          4,010,000
    3,000,000 Memec Group Holdings Ltd. .......     B1       BB-          5.06%         5/05/09          2,979,000
                                                                                                    --------------
              TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                             6,989,000
                                                                                                    --------------

      SPECIALTY RETAIL - 3.6%
              SPECIALTY STORES - 3.6%
    2,000,000 Dollarama Group L.P. ............    NR(a)    NR(a)         5.02%        11/18/11          2,028,750
    1,000,000 Eye Care Centers of
                 America, Inc. ................     B2        B           7.50%         1/27/12          1,016,250

Page 8       See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL                                            RATINGS +                         STATED          MARKET
   VALUE                DESCRIPTION O             MOODY'S    S&P         COUPON       MATURITY *         VALUE
----------    --------------------------------- ------------------    -----------   --------------  --------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      SPECIALTY RETAIL - (CONTINUED)
              SPECIALTY STORES - (CONTINUED)
$  11,471,250 Harbor Freight Tools USA, Inc. ..    NR(a)    NR(a)      4.75%-4.91%      7/15/10     $   11,534,342
    3,000,000 TravelCenters of America, Inc. ..     Ba3      BB        4.15%-4.38%     12/01/11          3,022,500
                                                                                                    --------------
              TOTAL SPECIALTY RETAIL                                                                    17,601,842
                                                                                                    --------------

      TRANSPORTATION INFRASTRUCTURE - 2.4%
              MARINE PORTS & SERVICES - 2.4%
    7,960,000 Horizon Lines Holding LLC .......     B2       B+           5.39%         7/07/11          8,039,600
    3,500,000 Sirva Worldwide, Inc. ...........     Ba3      BB           4.67%        12/08/10          3,438,750
                                                                                                    --------------
              TOTAL TRANSPORTATION INFRASTRUCTURE                                                       11,478,350
                                                                                                    --------------

      WIRELESS TELECOMMUNICATIONS SERVICES- 3.7%
              WIRELESS TELECOMMUNICATION SERVICES - 3.7%
    4,000,000 AAT Communications Corp. ........     B1       B-        5.25%-5.26%      1/16/12          4,062,500
    7,960,000 American Tower, L.P. ............     Ba3       B        4.19%-4.23%      8/31/11          8,058,258
    5,000,000 Nextel Partners, Inc. ...........     Ba3      B+           4.94%         5/31/11          5,060,715
    1,000,000 Spectrasite Communications, Inc.      Ba3      BB-          4.03%         5/19/12          1,009,167
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATIONS SERVICES                                                18,190,640
                                                                                                    --------------
              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS ..................................        749,961,974
                                                                                                    --------------
              (Cost $728,065,174)

 SENIOR FLOATING RATE NOTES ** - 3.8%


      CONTAINERS & PACKAGING - 0.1%
              PAPER PACKAGING - 0.1%
      500,000 Constar International Inc.(e) ...     B2        B           6.38%         2/15/12            507,500
                                                                                                    --------------
              TOTAL CONTAINERS & PACKAGING                                                                 507,500
                                                                                                    --------------

      HOUSEHOLD DURABLES - 0.6%
              HOMEBUILDING - 0.6%
    3,000,000 Builders Firstsource, Inc.(e) ...    NR(a)    NR(a)         7.02%         2/15/12          3,003,750
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                   3,003,750
                                                                                                    --------------

      MEDIA - 3.0%
              BROADCASTING & CABLE TV - 1.9%
    3,000,000 Intelsat, Ltd.(e) ...............     B2       B+           7.79%         1/15/12          3,082,500
    6,000,000 Paxson Communications Corp. .....     B1        B           5.41%         1/15/10          6,090,000
                                                                                                    --------------
                                                                                                         9,172,500
                                                                                                    --------------

              MOVIES & ENTERTAINMENT - 1.1%
    5,500,000 WMG Acquisition Corp.(e) ........     B1       B+           6.91%        12/16/11          5,527,500
                                                                                                    --------------
              TOTAL MEDIA                                                                               14,700,000
                                                                                                    --------------

      WIRELESS TELECOMMUNICATION SERVICES - 0.1%
              WIRELESS TELECOMMUNICATION SERVICES - 0.1%
      500,000 New Skies Satellites B.V.(e) ....     B1       B+           7.84%        10/21/11            510,000
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                    510,000
                                                                                                    --------------
              TOTAL SENIOR FLOATING RATE NOTES ................................................         18,721,250
                                                                                                    --------------
              (Cost $18,628,943)

             See Notes to Quarterly Portfolio of Investments              Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)


 PRINCIPAL                                                                                               MARKET
   VALUE                DESCRIPTION O                                                                    VALUE
----------    ---------------------------------                                                     --------------

REPURCHASE AGREEMENT - 2.7%
              (Cost $13,000,000)
$  13,000,000    Agreement with Wachovia Capital Markets, LLC, 2.51%
                 dated 2/28/05, to be repurchased at $13,000,906 on 3/01/05, collateralized by $12,880,000
                 Federal Home Loan Bank, 6.00% due 9/03/24 (Value $13,635,665) ................     $   13,000,000
                                                                                                    --------------
              UNFUNDED LOAN COMMITMENTS - (3.7)% ..............................................        (17,952,015)
                                                                                                    --------------

              TOTAL INVESTMENTS - 157.3% ......................................................        763,731,209
              (Cost $759,694,117) (c)

              NET OTHER ASSETS AND LIABILITIES - (11.6)% ......................................        (56,313,294)
                                                                                                    --------------
              LOAN OUTSTANDING - (25.1)% ......................................................       (122,000,000)
                                                                                                    --------------
              PREFERRED SHARES, AT LIQUIDATION VALUE - (20.6)% ................................       (100,000,000)
                                                                                                    --------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0% ...........................     $  485,417,915
                                                                                                    ==============


-------------------------------------------------------------------
          o   All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shareholders.
        (a)   This Senior Loan Interest was
              privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
        (b)   All or a portion of this issue is designated in connection with unfunded loan commitments.
        (c)   Aggregate cost for federal tax purposes.
        (d)   This issue is secured by a second lien on the issuer's assets. The second lien security interest is subordinated to other debt holders.
        (e)   This issue is unsecured.
        (f)   This issue's security interest is subordinated to other debt holders.
        (g)   This borrower has filed for protection in a federal bankruptcy court.
          +   Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by
              Standard & Poor's Ratings Group are considered to be below investment grade.
        NR    Not Rated
          *   Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of the mandatory prepayment conditions and because there may be significant economic incentives for a
              Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the
              Fund's portfolio might be substantially less than the stated maturities shown in the listing of the Portfolio of Investments. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-30 months.
         **   Senior Loans may be considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.






Page 10      See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                FEBRUARY 28, 2005

1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

The (Senior Floating Rate Term Loan Interests) ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees.


REPURCHASE AGREEMENT:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                FEBRUARY 28, 2005


SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,061,700 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,024,608.



Page 12



ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II


By (Signature and Title)*   /S/ JAMES A. BOWEN
                            ---------------------------------------
                            James A. Bowen, Chief Executive Officer
                            (principal executive officer)

Date APRIL 28, 2005
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES A. BOWEN
                            ---------------------------------------
                            James A. Bowen, Chief Executive Officer
                            (principal executive officer)

Date APRIL 28, 2005
     --------------


By (Signature and Title)*   /S/ MARK R. BRADLEY
                            ----------------------------------------
                            Mark R. Bradley, Chief Financial Officer
                            (principal financial officer)

Date APRIL 28, 2005
     --------------

* Print the name and title of each signing officer under his or her signature.